December 2, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Dreyfus Premier Insured Municipal Bond Fund
          Registration Statement File No. 33-61738
          CIK No: 902976

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No.10 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on November 5, 1997.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6840.

                                        Very truly yours,



                                        Joni Lacks Charatan

Enclosure

cc:  J. Farragher
     Stroock & Stroock & Lavan LLP
     Ernst & Young LLP